Principal Accounting Policies - Summary of Revenue Related to Performance Obligation (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Summary of Revenue Related to Performance Obligation [Abstract]
2022	¥ 459,509
2023 and after	118,975
Revenue expected to be recognized	¥ 578,484